Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	[1]	$ 51,893	$ 42,685
Carrying amount of associated liabilities recognized on balance sheet	[1]	22,363	17,548
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		47,098	41,285
Carrying amount of associated liabilities recognized on balance sheet		18,874	16,671
relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		19,177	16,945
Carrying amount of associated liabilities recognized on balance sheet		18,874	16,671
relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		27,595	24,082
Carrying amount of associated liabilities recognized on balance sheet		0	0
relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		326	258
Carrying amount of associated liabilities recognized on balance sheet		0	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		2,140	188
Carrying amount of associated liabilities recognized on balance sheet		1,378	187
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	[1]	2,506	1,212
Carrying amount of associated liabilities recognized on balance sheet	[1]	1,963	690
Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		149	0
Carrying amount of associated liabilities recognized on balance sheet		148	0
UBS AG
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	[1]	51,893	42,685
Carrying amount of associated liabilities recognized on balance sheet	[1]	22,363	17,548
UBS AG | Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		47,098	41,285
Carrying amount of associated liabilities recognized on balance sheet		18,874	16,671
UBS AG | relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		19,177	16,945
Carrying amount of associated liabilities recognized on balance sheet		18,874	16,671
UBS AG | relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		27,595	24,082
Carrying amount of associated liabilities recognized on balance sheet		0	0
UBS AG | relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		326	258
Carrying amount of associated liabilities recognized on balance sheet		0	0
UBS AG | Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		2,140	188
Carrying amount of associated liabilities recognized on balance sheet		1,378	187
UBS AG | Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	[1]	2,506	1,212
Carrying amount of associated liabilities recognized on balance sheet	[1]	1,963	690
UBS AG | Financial assets measured at fair value through other comprehensive income that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets		149	0
Carrying amount of associated liabilities recognized on balance sheet		$ 148	$ 0

[1]	Comparative information has been amended to include Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties.